Organization and Summary of Significant Accounting and Reporting Policies - Goodwill and Other Intangibles (Details) - Core deposit intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Minimum
Goodwill and other intangibles
Useful life	6 years	6 years
Maximum
Goodwill and other intangibles
Useful life	19 years	19 years